Non-current assets held for sale (Details) € in Thousands, ¥ in Millions, $ in Millions		12 Months Ended
	Dec. 29, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 29, 2023 CNY (¥)	Dec. 29, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Non-current assets held for sale | €			€ 1,433,867			€ 4,969
Shanghai RAAS Blood Products Co., Ltd.
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Initial term		10 years
Additional extension term		10 years
Percentage of equity interest retained after sale				6.58%	6.58%
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc.
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Aggregate EBITDA for 2024 to 2028 | $	$ 850
Percentage of compensation on remaining amount of EBITDA in the event of default				45.00%	45.00%
Percentage of distributable profit to be distributed for 2024 to 2028				50.00%	50.00%
Haier
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Period for not to transfer shares		3 years
Haier | Shanghai RAAS Blood Products Co., Ltd.
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Equity interest agreed to sell				20.00%	20.00%
Consideration upon sale | ¥				¥ 12,500
Haier | Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc.
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Aggregate EBITDA for 2024 to 2028 | $		$ 850
Percentage of compensation on remaining amount of EBITDA in the event of default			45.00%
Percentage of distributable profit to be distributed for 2024 to 2028			50.00%
Percentage of equity interests to be transferred			6.58%
Voting rights period		10 years
Non-current assets held for sale | Shanghai RAAS Blood Products Co., Ltd.
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Non-current assets held for sale | €			€ 1,433,867
Percentage of ownership interests classified as held for sale			20.00%
Non-current assets held for sale | Haier | Shanghai RAAS Blood Products Co., Ltd.
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Equity interest agreed to sell				20.00%	20.00%
Consideration upon sale				¥ 12,500	$ 1,800